RIGHT-OF-USE-ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use-assets Net
SCHEDULE OF RIGHT OF USE ASSETS

Leased Properties
USD
At January 1, 2022	274,098
Depreciation charge for the year	(105,479)
Exchange difference	(11,551)
At December 31, 2022 and January 1, 2023	157,068

Addition	136,242
Lease modification	(6,035)
Depreciation charge for the year	(99,360)
Exchange difference	1,094
At December 31, 2023	189,009

	2023	2022
	USD	USD
Expense relating to short-term lease and other leases with lease terms end within 12 months	1,283	66,078
Total cash outflow for leases	112,262	115,277